CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contracts with Customers:
Commissions	$ 33,998		$ 33,663		$ 75,137	$ 68,057	$ 139,452	$ 138,191
Advisory fees	6,627		6,320		13,542	12,004	24,939	21,668
Total Revenue from Contracts with Customers	40,625		39,983		88,679	80,061	164,391	159,859
Interest and other income	872		665		1,752	2,034	4,512	8,096
Total revenues	41,497		40,648		90,431	82,095	168,903	167,955
Expenses:
Commissions and fees	32,740		33,352		73,038	67,007	136,932	136,169
Employee compensation and benefits	4,926		3,594		9,277	7,051	15,544	13,385
Rent and occupancy	286		290		571	585	1,150	1,189
Professional fees	713		602		1,249	4,939	6,971	4,709
Technology fees	690		480		1,443	842	1,292	2,457
Interest	543		795		1,109	1,857	4,026	5,119
Depreciation and amortization	183		293		370	594	1,019	1,216
Other							5,116	3,225
Other	1,977		1,765		2,480	1,187
Total expenses	42,058		41,171		89,537	84,062	172,050	167,469
Income (loss) before provision for income taxes	(561)		(523)		894	(1,967)	(3,147)	486
Provision for income taxes	93		213		516	352	1,415	(85)
Net income (loss)	(654)		(736)		378	(2,319)	(4,562)	571
Net income attributable to Legacy Wentworth Management Services LLC members				$ 730		730	730
Net income (loss) attributable to Binah Capital Group, Inc.	$ (654)	$ 1,033	$ (736)	$ (2,311)	$ 378	$ (3,049)	$ (5,292)	$ 571
Net income (loss) per share - Basic (in dollars per share)	$ (0.04)		$ (0.04)		$ 0.02	$ (0.18)	$ (0.32)
Net income (loss) per share - Diluted (in dollars per share)	$ (0.04)		$ (0.04)		$ 0.02	$ (0.18)	$ (0.32)
Weighted average shares: basic (in shares)	16,602,000		16,573,000		16,602,000	16,573,000	16,593
Weighted average shares: diluted (in shares)	16,602,000		16,573,000		16,602,000	16,573,000	16,593